Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Gross revenues	$ 748,654
Sales deductions	(81,523)
Net revenue	667,131
Cost of revenue	(401,437)
Gross profit	265,694
Operating expenses:
General and administrative	(1,054,124)	(900,493)	(553,235)
Compensation and related costs
Stock based compensation	(849,513)	(115,038)	(104,140)
Total operating expenses	(1,903,637)	(1,015,531)	(657,375)
Loss from operations	(1,637,943)	(1,015,531)	(657,375)
Other expense (income):
Finance results	(31,716)	(930)
Other income (expense)	(24,577)	(55,384)
Other income (expense)	(56,293)	(56,314)
Loss before provision for income taxes	(1,694,236)	(1,071,845)	(657,375)
Provision for income taxes	(18,887)
Net loss	$ (1,713,123)	$ (1,071,845)	$ (657,375)
Basic and diluted loss per share
Net loss per share - Basic	$ (0.13)	$ (0.12)	$ (0.08)
Net loss per share - Diluted	$ (0.13)	$ (0.12)	$ (0.08)
Weighted-average number of common shares outstanding:
Weighted average number of common shares outstanding - Basic	13,447,169	9,029,706	8,118,737
Weighted average number of common shares outstanding - Diluted	13,447,169	9,029,706	8,118,737
Comprehensive loss:
Net loss	$ (1,713,123)	$ (1,071,845)	$ (657,375)
Foreign currency translation adjustment	(63,575)	(35,489)	(6,950)
Comprehensive loss	$ (1,776,698)	(1,107,334)	(664,325)
Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Net revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative		(781,649)	(712,699)
Stock based compensation		(197,805)	(331,858)
Total operating expenses		(979,454)	(1,044,557)
Loss from operations		(979,454)	(1,044,557)
Other expense (income):
Other income (expense)		(51,120)	(158,916)
Other income (expense)		(51,120)	(158,916)
Loss before provision for income taxes		(1,030,574)	(1,203,473)
Provision for income taxes
Net loss		(1,030,574)	(1,203,473)
Comprehensive loss:
Net loss		(1,030,574)	(1,203,473)
Foreign currency translation adjustment		$ (210,420)	$ (309,105)